FOREIGN CURRENCY FORWARD CONTRACTS (Details Narrative) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)
Foreign Currency Forward Contracts
Notional value	$ 8,540		€ 2,020	$ 2,098
Foreign currency contract asset	272	$ 430
Foreign currency forward contract liabilities	67	$ 337
Foreign currency exchange	$ 116